Annual Total Returns (Bar Chart) (Invesco V.I. Global Real Estate Fund, Series I shares, Invesco V.I. Global Real Estate Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Global Real Estate Fund | Series I shares, Invesco V.I. Global Real Estate Fund
Annual Total Returns
'01	(0.76%)
'02	6.37%
'03	38.82%
'04	36.58%
'05	14.24%
'06	42.60%
'07	(5.54%)
'08	(44.65%)
'09	31.53%
'10	17.51%